Shareholders' equity (Additional Information Regarding Repurchase, Reissuance and Retirement of Treasury Stock) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Repurchase of Treasury Stock | To avoid dilution of common share value due to issuance of First Series Model AA class shares
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	For the year ended March 31, 2016, the repurchase was made to avoid the dilution of common share value as a result of the issuance of the First Series Model AA Class Shares.
Number of common shares repurchased			47,100,000
Total purchase price for repurchase of shares			¥ 349,935
Repurchase of Treasury Stock | To return capital to shareholders
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	For the years ended March 31, 2018, 2017 and 2016, the repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Number of common shares repurchased	73,708,400	116,555,700	62,942,900
Total purchase price for repurchase of shares	¥ 499,989	¥ 699,986	¥ 432,692
Retirement of Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Reason for retiring treasury stock	For the years ended March 31, 2017 and 2016, the retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.
Number of common shares retired		75,000,000	80,000,000